Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables
Schedule of trade and other payables

	At December 31,
	2017	2016
	€m	€m
Trade payables	1,225	1,055
Other payables and accruals	365	419
Amounts owed to parent company	—	3
Other tax and social security payable	41	32
Payables and accruals for exceptional items	29	39
	1,660	1,548